                                                       File No. 333-43554
                                                       File No. 811-10039

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

         Pre-Effective Amendment No.    2                             [X]
                                     -------
         Post-Effective Amendment No.                                 [ ]
                                     -------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

         Amendment No.    2                                           [X]
                       -------

                                    J&B FUNDS
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

                                Stephen S. Soden
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

With a copy to:

                             Michael P. O'Hare, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                              Philadelphia, P 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this
                                              registration statement.

It is proposed that this filing become effective (check appropriate box):
        /_/ immediately upon filing pursuant to paragraph (b)
        /_/ on (date)pursuant to paragraph (b)
        /_/ 60 days after filing pursuant to paragraph (a)(1)
        /_/ on (date) pursuant to paragraph (a)(1)
        /_/ 75 days after filing pursuant to paragraph (a)(2)
        /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant  shall file a further amendment  which  specifically  states that this  Registration  Statement  shall thereafter  become  effective in accordance  with Section 8(a) of the Securities
Act of 1933 or until this Registration  Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

Prospectus
December 18, 2000

J&B Funds

Manager And Distributor:
Jones & Babson, Inc.
Kansas City, Missouri

Equity Funds
J&B Small-Cap International Fund
J&B Small-Cap Aggressive Growth Fund
J&B Mid-Cap Aggressive Growth Fund

Shares of the Fund have not been approved or  disapproved  by the Securities and
Exchange  Commission  nor has the  Commission  passed upon the  adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Prospectus
December 18, 2000

J&B Funds

Manager And Distributor:
Jones & Babson, Inc.
Kansas City, Missouri

Equity Funds
J&B Small-Cap International Fund
J&B Small-Cap Aggressive Growth Fund
J&B Mid-Cap Aggressive Growth Fund

Table of Contents

Information About the Funds

Investment Objectives and Principal Investment Strategies       2
Principal Risk Factors                                          4
Past Performance                                                5
Fees and Expenses                                               5
Management                                                      6
Financial Highlights                                            8

Information About Investing

How to Purchase Shares                                          8
How to Redeem Shares                                            8
Shareholder Services                                            9
How Share Price is Determined                                   9
Dividends, Distributions and Their Taxation                     10
Additional Policies About Transactions                          10
Conducting Business with the J&B Funds                          12

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

J&B FUNDS               OBJECTIVE               PRINCIPAL RISKS

J&B SMALL-CAP           Long term growth        Market Risks
INTERNATIONAL FUND      of capital              Small Company Risks
                                                International Risks

J&B SMALL-CAP           Above average           Market Risks
AGGRESSIVE GROWTH FUND  capital appreciation    Small Company Risks

J&B  MID-CAP            Above  average          Market Risks
AGGRESSIVE  GROWTH FUND capital appreciation    Small Company Risks

The Principal Risks  associated with each Fund are described more fully below in the section titled Principal Risk Factors.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund and its investment  adviser ("Adviser")  intends to pursue the Fund's objective by principally investing as described below:

J&B SMALL-CAP INTERNATIONAL FUND - This Fund's objective is long term growth of capital.  The Fund  invests  primarily in a  diversified  portfolio of equity securities (including common stocks,  warrants, and convertible preferred stocks and bonds).  The Fund may also  purchase  American,  European  or  International
Depository Receipts. The Fund's Adviser selects stocks of smaller, less-profiled companies -  particularly  outside the U.S. - with market  capitalizations  less than $1.5 billion at time of purchase and which the Adviser believes offer above average revenue and earnings growth potential.

To select  stocks  for the Fund,  the  Adviser  performs  intensive  fundamental research and analysis to identify companies and economic sectors with attractive growth  prospects.  The Adviser  looks for  companies  with  strong  management, innovative products and services that give the company a competitive  advantage, as well as strong  fundamental  financial  characteristics.  The Fund  generally invests in  companies  that are  growing  faster  than the economy in which they operate,  the industry in which they participate and their own historical growth rate.

The Fund will generally  invest in at least three foreign  developed  countries, and emerging or developing  market  securities  will make up no more than 35% of the Fund's assets at time of purchase. For purposes of determining the countries in which the Fund invests,  the Fund  considers  developed  countries to include
Australia,  Austria,  Belgium,  Canada, Denmark,  Finland, France, Germany, Hong
Kong,  Ireland,  Israel,  Italy,  Japan,  Mexico, the Netherlands,  New Zealand,
Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The Fund considers emerging or developing market countries to be those countries not listed as developed countries above.

J&B  SMALL-CAP  AGGRESSIVE GROWTH FUND - This Fund's objective is above
average  capital  appreciation.   The  Fund  invests  primarily  in  equity
securities  (including common stocks,  warrants,  and convertible preferred stocks  and bonds) of U.S.  companies  with  small  market  capitalizations
(generally  under $1.5  billion),  that the  Fund's  Adviser  believes  are financially sound companies with attractive long term growth potential. The
Fund's Adviser employs an intensive,  research-driven approach in an effort to identify  promising  stocks and  sectors  before they are widely held in other  growth  portfolios.  Among  other  factors,  the  Adviser  considers revenue and earnings  growth rates,  and seeks  companies  with  propriety products  and  market  share  that will  enable  the  companies  to sustain attractive growth rates. To reduce risk, the Adviser diversifies the Fund's portfolio across various growth sectors of the economy.

J&B MID-CAP  AGGRESSIVE  GROWTH FUND - This Fund's  investment  objective is above average capital  appreciation.  The Fund seeks to invest in a diversified, fundamentally  sound portfolio of equity  securities  (including  common stocks, warrants and convertible preferred stocks and bonds) of companies whose earnings growth rates are accelerating above market expectations.  The Fund also seeks to control the level of risk in its portfolio,  by screening  potential stocks with measures of market risk.

The Fund's  Adviser uses a  disciplined,  proprietary  investment  process based
largely  on  quantitative   analysis.   For  every  company  in  a  universe  of
approximately  9,000 U.S. and 12,000  international  publicly traded stocks, the
Adviser uses price  information  and  sophisticated  statistical  techniques  to calculate a weekly  measure of excess return over a market  index,  as well as a measure of risk based on the volatility of the share price.

The Adviser uses a number of fundamental  screening techniques to further narrow the potential portfolio selections, including tests to ensure that the stock has a liquid trading market and meets a certain  market  capitalization  range ($1.5 million  to $10  billion).  The  Adviser  also  performs  traditional  financial statement  analysis to evaluate a company's  cash flow,  debt burden and overall financial soundness.  Following the quantitative and qualitative  analysis,  the
Fund is expected  to  normally  hold  between 40 and 70 stocks,  diversified  by industry and sector.

TEMPORARY INVESTMENTS

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive  investments,  such as cash,  short-term  debt  obligations  or other high quality  investments.  In addition, the J&B Small-Cap  International Fund may invest in larger foreign companies  or in  U.S.-based  companies  if,  in  the  Adviser's  opinion,  they represent better  prospects for long-term growth than smaller foreign  companies or than foreign  companies  generally.  During such  periods,  the Funds may not achieve their investment objectives. Each Fund may also, to a limited extent and consistent with its objective,  invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

TRADING AND TURNOVER

Due to their  investment  strategies,  the Small-Cap and the Mid-Cap  Aggressive
Growth Funds may buy and sell securities  frequently.  This may result in higher transaction costs and additional capital gains tax liabilities. Frequent trading could also mean higher brokerage  commissions and other transaction costs, which could reduce the Funds' return.  All of the Funds will sell  securities when key financial  factors  change  and/or  to  maintain  the  diversification  of  their portfolios.

PRINCIPAL RISK FACTORS

As with any mutual fund,  there is a risk that you could lose money by investing in the Funds.  Investments  are not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

MARKET RISKS (ALL FUNDS)

Historically,  the equity  markets  have  moved in cycles,  and the value of the
Funds' equity  securities  may fluctuate  drastically  in price from day to day.
Since the Funds invest  primarily in equity  securities,  the value of the Funds may go down.

SMALL COMPANY RISKS (ALL FUNDS)

Generally,  smaller and less seasoned  companies  have more  potential for rapid growth. However, they often involve greater risk than larger companies. They may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Smaller  company  stocks  tend to be bought  and sold less  often and in smaller amounts than larger company  stocks.  Because of this, if a Fund wants to sell a large  quantity  of a small  company  stock it may have to sell at a lower price than its Adviser might prefer, or it may have to sell in small quantities over a period of time.

Each of the Funds may invest a portion of its assets in  securities of companies offering  shares  in an  initial  public  offering  (IPO).  Because  IPO  shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of the Funds'  portfolio and may lead to increased  expenses to the Funds,  such as commissions  and  transaction costs. By selling shares, a Fund may realize taxable gains it will  subsequently distribute  to  shareholders.  In  addition,  the  market  for IPO shares can be speculative  and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocations of IPO shares. The limited number of shares  available for trading in some IPOs may make it more difficult for the
Fund to buy or sell significant  amounts of shares without an unfavorable impact on  prevailing  prices.  Investors in IPO shares can be affected by  substantial dilution  in the value of their  shares,  by sales of  additional  shares and by concentration of control in existing management and principal shareholders.

The Funds'  investments  in IPO shares may include the  securities of unseasoned companies (companies with less than three years of continuous operations), which presents  risks  considerably  greater than common  stocks of more  established companies.  These  companies  may have  limited  operating  histories  and their prospects for profitability may be uncertain. These companies may be involved in new and evolving  businesses and may be vulnerable to competition and changes in technology,  markets and economic conditions.  They may be more dependent on key managers and third parties and may have limited product lines.

INTERNATIONAL RISKS

International  investing by the Small-Cap  International  Fund poses  additional risks such as currency  fluctuation and political  instability.  These risks are inherently passed on to the shareholders of the Fund's portfolio companies,  and in turn, to the Fund's shareholders.

Investing in developing  countries may pose additional risks.  Securities issued by  companies  in  developing  countries  may not be as  liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available.

The Small-Cap  International  Fund may also purchase foreign currency or foreign currency  forwards in order to hedge its  portfolio  from the risk that the U.S.
dollar  moves in value in relation  to foreign  denominated  security  holdings.
There is no assurance that hedging  transactions will eliminate  fluctuations in the prices of the Fund's  portfolio  securities or in foreign  exchange rates or prevent  loss if the prices of these  securities  should  decline.  In addition, because there is a risk of loss to the Fund if the other party does not complete the transaction, these hedging contracts will be entered into only with approved parties.

PAST PERFORMANCE

The Funds are new as of December, 2000 therefore, there is no past performance information.

FEES & EXPENSES

There are no sales charges  imposed in  connection  with an investment in any of the Funds.  This table describes the Funds' annual  operating fees and expenses that you may pay if you buy and hold shares of the Funds.

                                Small-Cap       Mid-Cap         Small-Cap
                                Aggressive      Aggressive      International
                                Growth          Growth          Fund
                                Fund            Fund

Management Fees                 1.55%           1.35%           1.20%
Distribution (12b-1) Fees       None            None            None
Other Expenses1                 0.40%           0.40%           0.40%
                                -----           -----           -----
TOTAL ANNUAL FUND OPERATING
EXPENSES'                       1.95%           1.75%           1.60%
Fee waivers and expense
reimbursements2                (0.35%)         (0.35%)         (0.35%)
                                -----           -----           -----
NET TOTAL ANNUAL FUND OPERATING
EXPENSES                        1.60%           1.40%           1.25%

1Other expenses are based on estimates for the current fiscal year.

2The  Funds'  Manager  has  contractually  agreed to waive  fees  and/or to make payments  in order to keep total  operating  expenses  of the Funds to the level described  above under Net Total Annual Fund Operating  Expenses for a period of one  year.  For  more  information  regarding  these  fees and  other  potential expenses, see "How to Purchase Shares."

The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The Examples also assume that your investment  has a 5% return  each year and that the  Funds'  operating  expenses remain the same.  Although  your actual  costs may be higher or lower,  based on these assumptions your costs would be:

                                          1 Year  3 Years*

J&B Small-Cap International Fund        $163    $612
J&B Small-Cap Aggressive Growth Fund    $143    $551
J&B Mid-Cap Aggressive Growth Fund      $127    $505

*Only the first year in the 3 years column  reflects the effect of the  Manager's agreement to waive fees or make payments to limit  overall  expenses for a year.
If the Manager continues the expense limitation  arrangement,  the dollar amount of the 3 years expenses would be less.

MANAGEMENT

The  management  and affairs of the Funds are  supervised  by the J&B  Funds
Board of Trustees  under the laws of the State of Delaware.  The  Trustees  have approved  agreements under which, as described below,  certain companies provide essential management and investment advisory services to the Funds.

INVESTMENT MANAGER

Jones &  Babson,  Inc. (the "Manager"),  700 Karnes Boulevard,  Kansas City,
Missouri  64108,  serves as the  investment  manager of each Fund and,  as such, provides each Fund with professional investment supervision and management.  The
Manager is a  wholly-owned  subsidiary of Business  Men's  Assurance  Company of
America  ("BMA").  Assicurazioni  Generali  S.p.A.,  an  insurance  organization founded in 1831 based in Trieste, Italy, is BMA's ultimate parent company.

The Manager, founded in 1959, has been the Manager for the J&B Funds since their inception.  It  presently  also  serves as the  investment  manager for the nine mutual  funds in the Babson  Funds  group and for the five  mutual  funds in the
Buffalo Funds group.

The Manager  oversees  each Fund's  day-to-day  operations  and  supervises  the purchase and sale of Fund investments.  The Manager employs other advisory firms as sub-advisers to make investment decisions for the Funds.

The Manager  serves in its  capacity as  investment  manager  under a management agreement entered into with J&B Funds on behalf of each Fund. The management agreement  provides  for each Fund to pay the  Manager a monthly fee equal on an annual  basis to 1.35%,  1.20% and 1.55% of the average  daily net assets of the
Small-Cap  Aggressive  Growth,   Mid-Cap  Aggressive  Growth  and  International
Small-Cap Funds,  respectively.  The Manager has contractually  agreed for a one year  period to waive all or a portion of such fees  and/or to make  payments in order to limit each Fund's annual operating expenses to certain amounts (see the
"Fees  &  Expenses"  chart  above).  If a Fund's  assets  grow and  relative expenses  come down to a point  where fee  waivers  or expense  payments  are no
longer  necessary  to  maintain   competitive  expense  levels,  the  management
agreement  permits  the  Manager  to seek to recoup  amounts  waived or  expense payments that it made. The Manager shall only be entitled to recoup such amounts for a period of three years from the date the amount was waived or paid.

The  management  agreement  provides for the Funds to pay for all other services and expenses not specifically assumed by the Manager.  Examples of expenses paid by the Funds include  registration  fees,  foreign custody and accounting  fees, printing and  distribution of shareholder  reports and the fees of outside legal and accounting firms.

In addition,  operating  expenses  not  required in the normal  operation of the
Funds are also payable by the Funds.  These expenses  include  taxes,  interest, governmental  charges  and  fees,  including  registration  of the Fund with the
Securities  and  Exchange  Commission  and the fees  payable to various  States, brokerage costs,  dues, and all extraordinary  costs including  expenses arising out of anticipated or actual litigation or administrative proceedings.

SUB-ADVISERS

For all of the Funds, the Manager hires sub-advisory firms, which are financial service  companies that specialize in certain types of investing.  However,  the
Manager still retains ultimate  responsibility for managing the Funds. Each sub-
adviser's role is to make  investment  decisions for the Funds according to each
Fund's investment objectives, policies and restrictions.

The following  organizations act as sub-advisers to the Funds:

J&B SMALL-CAP INTERNATIONAL FUND. Sub-advised by Denver Investment Advisors,
LLC,  ("DIA"),  Seventeenth  Street Plaza,  1225 17th Street,  Denver,  Colorado
80202.  DIA was founded in 1958 and as of June 30,  2000,  has nearly $8 billion dollars in total assets under management.  Michael W. Gerding,  CFA, manages the
Fund.  He  joined  DIA in  1999,  and has over 15  years  investment  management experience. From 1990 to 1999, Mr. Gerding was a portfolio manager with Founders
Asset Management.

J&B  SMALL-CAP  AGGRESSIVE GROWTH FUND.  Sub-advised by Knappenberger  Bayer
("KB"),  601 Carlson  Parkway,  Suite 950,  Minnetonka,  Minnesota 55305. KB was
founded in 1998 and as of June 30,  2000 has over $100  million in assets  under management.  Gail M.  Knappenberger,  David G. Bayer and Jill A. Thompson manage the Fund. Mr.  Knappenberger  was Executive  Vice  President at Winslow  Capital
Management  from  1993 to 1998 and has over 28  years of  investment  management experience.  Mr. Bayer was with American Express Financial Advisors from 1992 to
1998, where he managed the IDS Strategy  Aggressive  mutual fund. He has over 13 years of investment management experience. Ms. Thompson was Managing Director at
First  American  Asset  Management  where she  co-managed  the firm's  small and mid-cap  growth  products.  She  has  over 11  years  of  investment  management experience.

J&B  MID-CAP  AGGRESSIVE  GROWTH  FUND.   Sub-advised  by  McKinley  Capital
Management,  Inc.,  ("McKinley"),  3301  C.  Street,  Anchorage,  Alaska  99503.
McKinley was founded in 1990 and as of September  30, 2000 has nearly $5 billion in assets under management.  Robert B. Gillam, Federic H. Parke and Alexander H.
Slivka manage the Fund. Mr. Gillam is President and Chief Investment  Officer of
McKinley,  which he  founded  in 1990.  He has over 30 years  experience  in the financial  services  industry.  Mr. Parke joined  McKinley  Capital's  portfolio management team in 1997, bringing with him sixteen years of industry experience, including extensive equity and bond trading,  portfolio management and financial analysis. Prior to joining the firm, Mr. Parke managed stock and bond portfolios for retail and institutional  clients,  specializing in growth stock selection.
Mr.  Slivka is manager of Domestic  Portfolio  Operations,  joining  McKinley in
1997.  Previously,  he was President of National Asset  Management  from 1994 to
1997, and served as a Board Member of the Chicago Stock Exchange. He has over 17 years of investment management experience.

Under the  Sub-Advisory  Agreements,  the  Manager  has  agreed to pay each Sub-
Adviser a fee for its  services  out of the fees the Manager  receives  from the
Funds.  The  Manager  shall pay each  Sub-Adviser  fees  based on the  following percentages of each Fund's average daily net assets:

Fund                                    Range of Sub-Advisory Fees By Assets

J&B Small-Cap International Fund        0.775%  Between 0 and $250 million
                                        0.700%  Over $250 Million

J&B Small-Cap  Aggressive Growth Fund   0.650%  Between 0 and $150 million
                                        0.600%  Over $150 Million

J&B Mid-Cap Aggressive Fund             0.500%  Between 0 and $5 million
                                        0.470%  Between 5 and $25 million
                                        0.450%  Over $25 Million

FINANCIAL HIGHLIGHTS

The  Funds  are  new as of  December  2000,  therefore  there  are no  financial highlights.

HOW TO PURCHASE SHARES

HOW TO BUY SHARES (see accompanying chart on page 12 for details) By phone, mail or wire
 Through Automatic Monthly Investments
 Through exchanges from a J&B, Babson or Buffalo Fund (non-fiduciary accounts only)

MINIMUM INITIAL INVESTMENT
 $2,500 for most accounts
 $250 for IRA and  Uniform  Transfer  (Gift)  to  Minors  accounts
 $100 with an Automatic  Monthly  Investment
 $1,000 for exchanges from another fund ($100 for IRAs and Uniform Gifts to
 Minors accounts)

MINIMUM ADDITIONAL INVESTMENT
 $100 by phone
 $1,000 By Wire
 $50 for Automatic Monthly Investments (by mail or automatic clearing house transfer)
 $1,000 for exchanges from another fund ($100 for IRAs and Uniform
 Transfers (Gifts)  to Minors accounts)

MINIMUM ACCOUNT SIZE
You must maintain a minimum  account value equal to the current  minimum initial investment ($2,500).  If your account falls below this amount due to redemptions
(not market  action),  we may notify you and ask you to increase  the account to the  minimum.  We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:
 any  amount  for  redemptions  requested  by mail or phone to address of record
 $1,000 or more for redemptions wired to your account ($10 fee)
 ($100 minimum for automated clearing house transfers to bank account)
 $50 or more for redemptions by a systematic redemption plan (there may be a fee)
 $1,000 or more for exchanges to another fund ($100 for IRAs and Uniform
 Gifts
 to Minors accounts)
 $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following  services are also available to  shareholders.  Please call 1-866-
409-2550 for more information:

 Uniform Transfers (Gifts) to Minors accounts
 Accounts for corporations or partnerships
 Sub-Accounting Services for tax qualified retirement plans and others
 Prototype Retirement Plans for the self-employed, partnerships and corporations
 Traditional IRA accounts
 Roth IRA accounts
 Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are  purchased  or redeemed at the net asset value per share next  calculated  after your purchase  order and payment or redemption  order is received in good order (see "Additional Policies" below). In the case of certain institutions that have made satisfactory payment or redemption arrangements with the  Funds,  orders  may be  processed  at the net asset  value  per share  next effective after receipt by that institution.

The per share  calculation is made by  subtracting  from the Fund's total assets any liabilities and then dividing into this amount the total outstanding  shares as of the date of the  calculation.  The net asset  value per share is  computed once daily,  Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the
Funds are open for  business  (generally  the same days that the New York  Stock
Exchange is open for trading).

Each security  owned by the Funds that is listed on an Exchange is valued at its last sale price on that  Exchange  on the date as of which  assets  are  valued.
Where the security is listed on more than one  Exchange,  the Funds will use the price  of that  Exchange  which  they  generally  consider  to be the  principal
Exchange on which the stock is traded.  Lacking sales, the security is valued at the mean  between the last  current  closing bid and asked  prices.  An unlisted security for which  over-the-counter  market quotations are readily available is valued at the mean between the last current bid and asked prices. For securities that are  primarily  listed on foreign  exchanges  that may trade on weekends or other days that the Funds do not price their shares,  the net asset value of the
Funds' shares may change on days when  shareholders will not be able to purchase or redeem shares. When market quotations are not readily available, any security or other  asset is  valued  at its fair  value as  determined  under  procedures approved by the Board of Trustees.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Your distributions will be reinvested  automatically in additional shares of the same Fund unless you have elected on your  original  application,  or by written instructions  filed with the Funds, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

If you buy shares of any Fund  shortly  before the record  date,  please keep in mind that any  distribution  will  lower the value of the  Fund's  shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

DISTRIBUTIONS  -  Each  Fund  pays  shareholders   distributions  from  its  net
investment  income and from any net  capital  gains that it has  realized on the sale of the  securities.  Each of these  distributions  will be  declared  semi-
annually on or before June 30 and December 31.

TAX CONSIDERATIONS - In general, Fund distributions are taxable to you as either ordinary  income or  capital  gains.  This is true  whether  you  reinvest  your distributions  in  additional  Fund shares or receive them in cash.  Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

By law, a Fund must withhold 31% of your taxable  distributions  and proceeds if you do not provide  your  correct  social  security  or taxpayer  identification number, or if the IRS instructs the Fund to do so.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

In general,  when you sell your shares of a Fund, you may have a capital gain or loss.  For tax  purposes,  an  exchange  of your  Fund  shares  for  shares of a different J&B,  Buffalo or Babson Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange  of your fund  shares  depends on your marginal tax bracket and on how long the shares have been held.

Many states grant  tax-free  status to dividends  paid from  interest  earned on direct obligations of the U.S. government, subject to certain restrictions.

Fund  distributions  and gains  from the sale or  exchange  of your fund  shares generally  will be subject to state and local income tax. Any foreign taxes paid by the Funds on their  investments may be passed through to you as a foreign tax credit.  Non-U.S.  investors may be subject to U.S.  withholding and estate tax.
You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of your investment in a Fund.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process  transaction  requests that are not complete and in good order as described in this section.  We may cancel or change our transaction  policies without notice. To avoid delays,  please call us if you have any questions about these policies.

PURCHASES - We may reject  orders when we believe it is in the best  interest of the Funds and their shareholders.

REDEMPTIONS - The Funds try to send redemption  proceeds to the proper party, as instructed,  as soon as practicable after a redemption request has been received in "good order" and accepted, but reserves the right under certain circumstances to delay the payment of redemption  proceeds up to seven days, or as required by applicable law. The Manager believes that certain investors who try to "time the market" by purchasing  and redeeming  shares from the Funds on a regular  basis, may disrupt the investment process and pose additional transactions costs to the
Funds. In those cases the Funds may delay redemption proceeds as described above or take other actions it deems necessary to discourage such activity.

If you request a redemption  within 15 days of purchase,  we will delay  sending your proceeds until we are certain that we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection,  if your account  address has been changed within the last 30 days,  your redemption request  must be in writing and signed by each  account  owner,  with  signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under Federal law.

We cannot accept requests that contain special conditions or effective dates. We may request additional  documentation to insure that a request is genuine. Under certain  circumstances,  we may  pay  you  proceeds  in the  form  of  portfolio securities owned by the Fund being redeemed.  If you receive  securities instead of cash, you may incur brokerage costs when converting into cash.

SIGNATURE  GUARANTEES  - You can get a  signature  guarantee  from most banks, or credit unions or securities dealers,  but not a notary public. For your protection,  we require a guaranteed signature if you request:

 A redemption check sent to a different  payee,  bank or address than we have on file.
 A redemption  check mailed to an address that has been changed  within the last
   30 days.
 A redemption for $50,000 or more in writing.
 A change in account registration or redemption instructions
   (including withdrawal by draft election).

CORPORATIONS,  TRUSTS AND OTHER ENTITIES - Additional  documentation is normally required  for  corporations,  fiduciaries  and  others  who  hold  shares  in  a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

EXCHANGES TO ANOTHER FUND - You must meet the minimum investment  requirement of the Fund  you are  exchanging  into.  The  names  and  registrations  on the two accounts must be  identical.  Your shares must have been held in an open account for 15 days or more  and we must  have  received  good  payment  before  we will exchange shares.

TELEPHONE  SERVICES - During periods of increased market activity,  you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request,  including a telephone  redemption  request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such  procedures  are not  followed,  the Funds may be liable  for losses due to unauthorized  or  fraudulent  instructions.  At our  option,  we may  limit  the frequency or the amount of telephone redemption requests.  Neither the Funds nor
Jones & Babson,  Inc. assumes  responsibility  for the authenticity of telephone redemption requests.

CONDUCTING BUSINESS WITH THE J&B FUNDS BY PHONE

1-866-409-2550

(You  must  authorize  each  type  of  telephone  transaction  on  your  account application or the appropriate form,  available from us. All account owners must sign. When you call, we may request personal  identification and tape record the call.

HOW TO OPEN ACCOUNT BY PHONE

If you already have an account with us and
you have  authorized  telephone  exchanges,  you may call to open an  account in another J&B, Babson or Buffalo Fund by exchange ($2,500 minimum).  The names and registrations on the accounts must be identical.

HOW TO ADD TO AN ACCOUNT BY PHONE

You may make  investments  ($100  minimum) by telephone.  After we have received your telephone  call, we will deduct from your checking  account the cost of the shares.

Availability   of  this  service  is  subject  to  approval  by  the  Funds  and participating banks.

HOW TO SELL SHARES BY PHONE

You may withdraw any amount ($1,000 minimum if wired) by telephone. We will send funds only to the  address or bank  account on file with us.  Provide the Fund's name,  your  account  number,  the  names  of each  account  owner  (exactly  as registered),  and the  number of shares or  dollar  amount to be  redeemed.  For wires, also provide the bank name and bank account number. Wires will be subject to a $10 fee.

HOW TO EXCHANGE SHARES BY PHONE

You may exchange shares ($1,000 minimum or the initial minimum fund requirement)
for shares in another  J&B,  Babson or Buffalo Fund which have been held in open account for 15 days or more.

All  account  owners  are  automatically  granted  telephone  and  Fund web site exchange  privileges  unless they decline them explicitly in writing,  either on the account application or by writing to the J&B Funds.

CONDUCTING BUSINESS WITH THE J&B FUNDS BY MAIL

Initial Purchases, Redemptions and all Correspondence:
The J&B Funds
P.O. Box 219757
Kansas City, MO 64121-9757

Subsequent Purchases:
The J&B Funds
P.O. Box 219779
Kansas City, MO 64121-9779

HOW TO OPEN ACCOUNT BY MAIL

Complete  and sign the  application  which  accompanies  this  Prospectus.  Your initial investment must meet the minimum amount.  Make your check payable to UMB
Bank,  n.a.  and be sure to  indicate  the  name of the  Fund in  which  you are investing.

HOW TO ADD TO AN ACCOUNT BY MAIL

Make your check  payable to UMB Bank,  n.a. and mail it to us.  Always  identify your  account  number or  include  the  detachable  investment  stub  (from your confirmation statement).

HOW TO SELL SHARES BY MAIL

In a letter,  include the genuine signature of each registered owner (exactly as registered),  the name of each account owner,  the account number and the number of shares or the dollar  amount to be  redeemed.  We will send funds only to the address of record.

HOW TO EXCHANGE SHARES BY MAIL

In a letter, include the genuine signature of each registered owner, the account number,  the number of shares or dollar amount to be exchanged  ($1,000 minimum)
and the J&B, Babson or Buffalo Fund into which the amount is being transferred.

CONDUCTING BUSINESS WITH THE J&B FUNDS BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695

For Account Number: 9870326213

Please provide:
(Fund Number)/(J&B Account Number)/(Name on Account)

HOW TO OPEN ACCOUNT BY WIRE

Call us first to get an account number. We will require information such as your
Social  Security  or  Taxpayer  Identification  Number,  the amount  being wired
($2,500  minimum),  and the name and telephone  number of the wiring bank.  Then tell your bank to wire the amount.  You must send us a completed  application as soon as possible or payment of your redemption proceeds will be delayed.

HOW TO ADD TO AN ACCOUNT BY WIRE

Wire share purchases  ($1,000  minimum) should include the names of each account owner, your account number and the J&B Fund in which you are purchasing  shares.
You should notify us by telephone  that you have sent a wire  purchase  order to
UMB Bank, n.a.

HOW TO SELL SHARES BY WIRE

Redemption  proceeds ($1,000 minimum) may be wired to your  pre-identified  bank account.  A $10 fee is deducted.  If we receive  your  request  before 4:00 P.M.
(Eastern  Time) we will normally  wire funds the  following  business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

HOW TO EXCHANGE SHARES BY WIRE

Not applicable.

CONDUCTING BUSINESS WITH THE J&B FUNDS THROUGH AUTOMATIC TRANSACTIONS PLANS

You  must  authorize  each  type  of  automatic   transaction  on  your  account
application or complete an authorization  form,  available from us upon request.
All registered owners must sign.

HOW TO OPEN ACCOUNT THROUGH AUTOMATIC TRANSACTIONS PLANS

Not applicable.

HOW TO ADD TO AN ACCOUNT THROUGH AUTOMATIC TRANSACTIONS PLANS

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account.  We will draft your checking account on the same day each month in the amount you authorize.

HOW TO SELL SHARES THROUGH AUTOMATIC TRANSACTIONS PLANS

Systematic Redemption Plan:
You may  specify a dollar  amount  ($50  minimum)  to be  withdrawn  monthly  or quarterly  or have your  shares  redeemed  at a rate  calculated  to exhaust the account at the end of a specified  period. A fee of $1.50 or less may be charged for each  withdrawal.  You must own shares in an open account  valued at $10,000 when you first  authorize  the  systematic  redemption  plan.  You may cancel or change  your  plan or redeem  all your  shares  at any  time.  We will  continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

HOW TO EXCHANGE SHARES THROUGH AUTOMATIC TRANSACTIONS PLANS

Monthly Exchanges:
You may authorize  monthly exchanges from your account ($100 minimum) to another
J&B,  Babson or Buffalo Fund.  Exchanges will be continued until all shares have been exchanged or until you terminate the service.

ADDITIONAL INFORMATION

The Statement of Additional  Information (SAI) contains  additional  information about the J&B Funds and is incorporated by reference into this  Prospectus.  The
Funds'  annual  and  semi-annual  reports  to  shareholders  contain  additional information about each Funds' investments. In the Funds' annual report, you will find a  discussion  of the market  conditions  and  investment  strategies  that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these  documents  by  calling  or writing  the J&B
Funds as shown  below.  You also may call the toll free  number  given  below to request other information about the J&B Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the J&B Funds by visiting the  Securities  and Exchange  Commission's  Public  Reference  Room in
Washington, DC (1-202-942-8090) or by visiting the Commission's Internet site at
http://www.sec.gov.  Copies  of this  information  also  may be  obtained,  upon payment of a duplicating fee, by writing to the Public Reference  Section of the
Commission, Washington, DC 20549-6009.

811-10039

J&B FUNDS
JONES & BABSON, INC.
Manager and Distributor
A Member of the Generali Group

P.O. Box 219757, Kansas City, MO 64121-9757

TOLL FREE 1-866-409-2550

PART B
J&B Funds

J&B Small-Cap International Fund
J&B Small-Cap Aggressive Growth Fund
J&B Mid-Cap Aggressive Growth Fund

Statement Of Additional Information

December 18, 2000

This Statement of Additional  Information is not a Prospectus but should be read in conjunction with the J&B Funds combined Prospectus dated December 18, 2000. To obtain  the  Prospectus  or  any  available  Annual  or  Semi-Annual  Report  to
Shareholders,  please call the J&B Funds toll-free at 1-866-409-2550,  or in the
Kansas  City area  816-751-5900.  The Funds are series of J&B Funds,  a Delaware business trust organized on August 4, 2000.

TABLE OF CONTENTS
                                                              Page

Investment Objectives, Strategies and Risks                     2
        J&B Small-Cap International Fund                        2
        J&B Small-Cap Aggressive Growth Fund                    4
        J&B Mid-Cap Aggressive Growth Fund                      4
Investment Policies - All Funds                                 4
Risk Factors - All Funds                                        5
Investment Restrictions - All Funds                             6
Portfolio Transactions                                          7
Performance Measures                                            8
How the Funds' Shares are Distributed                           9
How Share Purchases are Handled                                 9
Redemption of Shares                                            10
Signature Guarantees                                            10
Additional Purchase and Redemption Policies                     11
Holidays                                                        11
Dividends, Distributions and their Taxation                     12
Management and Investment Adviser                               13
Officers and Trustees                                           13
Compensation Table                                              14
General Information and History                                 14
Custodian                                                       15
Transfer Agent                                                  15
Independent Auditors                                            15
Other Jones & Babson Funds                                      15
Description of Commercial Paper Ratings                         16
Report of Independent Auditors                                  17
Financial Statements                                            18

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

J&B Funds (the "Trust") is an open-end,  management investment company comprised of three  separate  mutual  funds  (each,  a  "Fund").  Each  Fund  maintains  a diversified portfolio of investments.  The following information supplements the
Prospectus  which  describes  each Fund's  investment  objective,  and principal strategies and risks.

J&B  Small-Cap   International  Fund.  The  J&B  Small-Cap   International  Fund
("International  Fund")  seeks long term growth of capital by investing at least
65% of its total assets in small company  equity  securities  (including  common stocks,  warrants and convertible  preferred stocks or convertible bonds). Small companies are defined as those with a market  capitalization  of $1.5 billion or less at time of purchase.

The International Fund may also purchase American  Depository  Receipts ("ADRs")
which  represent  foreign   securities  traded  on  U.S.  exchanges  or  in  the
over-the-counter    market,   European   Depository   Receipts   ("EDRs"),   and
International  Depository Receipts ("IDRs"),  in bearer form, which are designed for use in European and other securities  markets.  The  International  Fund may also invest in  securities  that are not listed on an exchange.  Generally,  the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the  International  Fund invests may be  relatively  limited.  When the
International Fund disposes of such a stock it may have to offer the shares at a discount  from  recent  prices or sell the shares in small lots over an extended period of time.

In order to  expedite  settlement  of  portfolio  transactions  and to  minimize currency  value  fluctuations,  the  International  Fund  may  purchase  foreign
currencies  and/or  engage  in  forward  foreign  currency   transactions.   The
International  Fund  will  not  engage  in  forward  foreign  currency  exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract  agreed upon by the parties, at a price set at the time of the contract.  These contracts may be bought or sold to protect the International  Fund, to some degree,  against a possible  loss  resulting  from an adverse  change in the  relationship  between foreign  currencies and the U.S. dollar.  This method of protecting the value of the International Fund's investment securities against a decline in the value of a currency  does not  eliminate  fluctuations  in the  underlying  prices of the securities.  It  establishes  a rate of  exchange  that one can  achieve at some future point in time.  Although such contracts tend to minimize the risk of loss due to a decline in the value of the  hedged  currency,  at the same time,  they tend to limit any  potential  gain which might  result  should the value of such currency increase.

The  International  Fund does not  intend  to invest  more than 25% of its total assets in any one particular country.  The International Fund may also invest up to 35% of its assets in companies located in developing countries.  A developing or emerging  market  country is generally  considered to be a country that is in the initial  stages of its  industrialization  cycle with a low per capita gross national  product.  Compared  to  investment  in the  United  States  and  other developed  countries,  investing  in the  equity  and fixed  income  markets  of developing  countries  involves  exposure to  relatively  unstable  governments, economic  structures  that are  generally  less  mature  and based on only a few industries,  and  securities  markets which trade a small number of  securities.
Prices on securities  exchanges in developing countries tend to be more volatile than those in developed countries.

Risks of Foreign  Investments.  Investors  should  recognize  that  investing in foreign companies involves certain special considerations that are not typically associated  with  investing  in U.S.  companies.  Since the  stocks  of  foreign companies  are  frequently  denominated  in  foreign  currencies,  and since the
International Fund may temporarily hold uninvested  reserves in bank deposits in foreign  currencies,  it will be affected favorably or unfavorably by changes in currency  rates and in  exchange  control  regulations,  and may incur  costs in connection with conversions between various currencies.  The investment policies of the  International  Fund  permit it to enter into  forward  foreign  currency exchange  contracts  in order to hedge the  International  Fund's  holdings  and commitments  against  changes  in the  level  of  future  currency  rates.  Such contracts  involve an  obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform  accounting,  auditing and financial reporting  standards and practices  comparable to those applicable to domestic  companies,  there may be less

publicly  available  information  about  certain  foreign  companies  than about domestic  companies.  Securities of some foreign  companies  are generally  less liquid and more volatile than securities of comparable domestic companies. There is generally less  government  supervision  and  regulation of stock  exchanges, brokers and listed  companies  than in the U.S.  In  addition,  with  respect to certain  foreign  countries,  there  is  the  possibility  of  expropriation  or
confiscatory   taxation,   political  or  social   instability,   or  diplomatic
developments that could affect U.S. investments in those countries.

Although  the  International  Fund  will  endeavor  to  achieve  most  favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock  exchanges  are  generally  higher  than  negotiated  commissions  on U.S.
Exchanges.   In  addition,  it  is  expected  that  the  expenses  of  custodian arrangements  of the  International  Fund's foreign  securities will be somewhat greater  than the  expenses  for the  custodian  arrangements  for  handling the
International Fund's domestic securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered  portion  of  foreign  withholding  taxes  will  reduce  the income received from the companies comprising the International Fund's portfolio.

Risks of Foreign Currency Transactions.  The value of the assets of the
International Fund as measured in U. S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Fund may incur costs in connection with conversions between various currencies.

The International  Fund will conduct its foreign currency exchange  transactions either on a spot (i.e.,  cash) basis at the spot rate  prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign  currencies.  A forward  foreign  currency  exchange  contract will involve an obligation by the  International  Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties,  at a price set at the time of the contract.  These  contracts  are  transferable  in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirements,  and no  commissions  are  charged at any stage for trades.  Neither  type of foreign
currency   transaction  will  eliminate   fluctuations  in  the  prices  of  the
International  Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The  International  Fund  may  enter  into  forward  foreign  currency  exchange contracts  only under two  circumstances.  First,  when the  International  Fund enters into a contract for the purchase or sale of a security  denominated  in a foreign  currency,  it may  desire  to "lock  in" the U.S.  dollar  price of the security. The International Fund will then enter into a forward contract for the purchase  or sale,  for a fixed  amount of  dollars,  of the  amount of  foreign currency involved in the underlying securities  transaction;  in this manner the
International Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject  foreign  currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second,  when the Adviser  believes  that the currency of a  particular  foreign country may suffer a substantial  decline against the U.S. dollar,  it may enter into a forward  contract to sell,  for a fixed amount of dollars,  the amount of foreign  currency  approximating  the value of some or all of the  International
Fund's securities  denominated in such foreign currency. The precise matching of the forward contract  amounts and the value of the securities  involved will not generally  be  possible  since the future  value of such  securities  in foreign currencies  will change as a  consequence  of market  movements  in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The  projection  of short- term  currency  market  movement is extremely  difficult,  and the  successful  execution  of a  short-term  hedging strategy  is  highly  uncertain.  The  Adviser  does not  intend  to  cause  the
International  Fund to enter  into such  forward  contracts  under  this  second circumstance on a regular or continuous basis. The International  Fund will also not enter  into such  forward  contracts  or  maintain  a net  exposure  to such
contracts   when  the   consummation   of  the  contracts   would  obligate  the
International  Fund to deliver an amount of  foreign  currency  in excess of the value of its  securities  or other  assets  denominated  in that  currency.  The
Adviser  believes  that it is important to have  flexibility  to enter into such forward  contracts when it determines  that to do so is in the best interests of the International Fund. The International

Fund's  custodian bank segregates cash or equity or debt securities in an amount not less than the value of the  International  Fund's total assets  committed to forward foreign currency exchange  contracts entered into under this second type of transaction.  If the value of the securities segregated declines,  additional cash or securities is added so that the  segregated  amount is not less than the amount of the International  Funds'  commitments with respect to such contracts.
Under normal circumstances, the International Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately  offset by the  depreciation or  appreciation  in translation of the underlying  foreign investment arising from fluctuations in foreign currency exchange rates.

The   International   Fund  will  recognize  the  unrealized   appreciation   or
depreciation  from the fluctuation in a foreign  currency forward contract as an increase or decrease in its net assets on a daily  basis,  thereby  providing an appropriate measure of its financial position and changes in financial position.

J&B Small-Cap Aggressive Growth Fund and J&B Mid-Cap Aggressive Growth Fund. The
objectives of the J&B Small-Cap  Aggressive  Growth Fund ("Small-Cap  Fund") and
the J&B  Mid-Cap  Aggressive  Growth  Fund  ("Mid-Cap  Fund") are above  average capital  appreciation.  They will invest at least 65% of their  total  assets at time of purchase in U.S.  issued equity  securities  (including  common  stocks, warrants and convertible  preferred stocks) of small-cap and mid-cap  companies, respectively. The Small-Cap Fund will purchase smaller, rapidly growing emerging companies with market  capitalizations  generally under $1.5 billion,  while the
Mid-Cap Fund will purchase midsize companies with market capitalizations between
$1.5  billion and $10 billion who have strong  earnings  prospects  projected to grow faster than the overall market. While the Funds have authority to invest up to 35% of their total assets in non-U.S.  securities, the Funds' Advisers do not presently  anticipate  investing  more  than  5% of  total  assets  in  non-U.S.
securities.

Since both the  Small-Cap  and  Mid-Cap  Funds focus on smaller  companies,  the overall income return on these Funds may be low.  Smaller  companies  frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful,  this plow-back of  earnings  and  internal  financing  of  growth  without  the  need to  issue additional  shares  ultimately  should enhance the companies' per share earnings
and  dividend   capability  and  make  their  shares  more   attractive  in  the
marketplace.

INVESTMENT POLICIES - ALL FUNDS

Short-Term  Debt  Obligations.  Each Fund may, to a limited  extent,  and not to deviate  from the Fund's  normal  investment  policies,  invest a portion of its assets in cash or high-quality,  short-term debt obligations  readily changeable into cash such as:

(1)  certificates  of  deposit,  bankers'  acceptances  and  other  short-  term obligations issued  domestically by United States commercial banks having assets of at least $1 billion and which are members of the  Federal  Deposit  Insurance
Corporation or holding companies of such banks;

(2)  commercial  paper of  companies  rated P-2 or higher by  Moody's  or A-2 or higher  by S&Pr,  or if not  rated  by  either  Moody's  or  S&Pr,  a  company's commercial  paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&Pr;

(3) short-term debt securities which are non-convertible and which have one year or less  remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&Pr; and

(4) negotiable  certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal  Home Loan Banks  Association  and insured by the Federal
Savings and Loan Insurance Corporation.

These investments may be used for cash management purposes to maintain liquidity to be able to satisfy  redemption  requests or pay  unanticipated  expenses,  or while the Fund's Adviser looks for suitable investment opportunities.

There may be times,  however,  when each Fund  attempts  to  respond  to adverse market,  economic,  political or other conditions by investing up to 100% of its assets in these types of investments for temporary,  defensive purposes.  During those times, the Funds will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Repurchase  Agreements.  The Funds, for cash management purposes,  may invest in issues of the U.S.  Treasury or an U.S.  government agency subject to repurchase agreements.  A repurchase  agreement involves the sale of securities to the Fund with the concurrent  agreement by the seller to repurchase the securities at the
Funds'  cost plus  interest  at an agreed rate upon demand or within a specified time, thereby  determining the yield during the Funds' period of ownership.  The result is a fixed rate of return insulated from market  fluctuations during such period.  Under the 1940 Act,  repurchase  agreements are considered loans by the
Funds.

The Funds will enter into  repurchase  agreements  only with U.S.  banks  having assets  in  excess  of $1  billion  which are  members  of the  Federal  Deposit
Insurance  Corporation,  and  with  certain  securities  dealers  who  meet  the qualifications set from time to time by the Manager or sub-adviser.  The term to maturity of a repurchase  agreement  normally will be no longer than a few days.
Repurchase  agreements  maturing  in more than  seven  days and  other  illiquid securities will not exceed 15% of each Fund's net assets.

Risk  Factors  Applicable  to  Repurchase  Agreements.  The  use  of  repurchase agreements  involves certain risks. For example,  if the seller of the agreement defaults on its  obligation to repurchase  the  underlying  securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition  of them.  If the  seller of the  agreement  becomes  insolvent  and subject to liquidation  or  reorganization  under the  Bankruptcy  Code or other laws,  disposition  of the underlying  securities  may be delayed  pending court proceedings.  Finally,  it is possible that the Funds may not be able to perfect their  interest  in the  underlying  securities.  While  the  Funds'  management acknowledges  these risks,  it is expected that they can be  controlled  through stringent security selection criteria and careful monitoring procedures.

Borrowing. As a matter of non-fundamental  investment policy, no Fund may borrow money for the purpose of leveraging its investments.  In addition,  no Fund will purchase  portfolio  securities  when borrowings  exceed 5% of their  respective total assets.

RISK FACTORS - ALL FUNDS

Risk  Factors  Applicable  to  Illiquid  and  Restricted  Securities.   Illiquid
securities    include    repurchase    agreements   and   time   deposits   with
notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days,  certain insurance funding agreements  (see below),  certain  unlisted  over-the-counter  options and other securities  that are traded in the U.S. but are subject to trading  restrictions because they are not  registered  under the  Securities  Act of 1933, as amended
(the "1933 Act").

Each  Fund  may  invest  up to 15% of its net  assets  in  securities  that  are illiquid. If otherwise consistent with their investment objectives and policies, the Funds may purchase  commercial  paper issued pursuant to Section 4(2) of the
1933 Act and  domestically  traded  securities that are not registered under the
1933 Act but can be sold to "qualified  institutional buyers" in accordance with
Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be  considered  illiquid so long as the  Advisor  determines,  under  guidelines approved by the Board of Trustees, that an adequate trading market exists.

Because  illiquid  and  restricted  securities  may be  difficult  to sell at an acceptable price, they may be subject to greater  volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to a Fund's Investment in Other Investment Companies. To
the extent consistent with its investment objective and policies,  the Funds may invest in securities issued by other investment companies. Investments by a Fund in other  investment  companies  will be subject to the  limitations of the 1940
Act.

As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company.  In addition,  it would bear a proportionate  share of any fees and expenses paid by that company.  These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to Securities  Lending.  In order to generate additional income,  the  Funds  may  lend  securities  on  a  short-term  basis  to  banks, broker-dealers  or other  qualified  institutions.  In exchange,

the Funds  will  receive  collateral  equal to at least 102% of the value of the securities  loaned.  Securities lending may represent no more than one-third the value  of a Fund's  total  assets  (including  the  loan  collateral).  Any cash collateral  received by a Fund in connection with these loans may be invested in
U.S. government securities and other liquid high-grade debt obligations.

The main risk when  lending  portfolio  securities  is that the  borrower  might become insolvent or refuse to honor its obligation to return the securities.  In this event, a Fund could experience  delays in recovering its securities and may incur a capital loss. In addition,  a Fund may incur a loss in  reinvesting  the cash collateral it receives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Funds have each adopted the following  fundamental  investment  policies and restrictions  that cannot be changed  without the approval of a "majority of the outstanding  voting  securities" of the Fund. Under the 1940 Act, a "majority of the  outstanding  voting  securities" of a Fund means the vote of: (i) more than
50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting,  if the holders of more than
50% of the  outstanding  voting  securities are present or represented by proxy, whichever  is less.  With  respect  to the  policies  concerning  concentration, borrowing  money and senior  securities,  legal or  regulatory  limitations  are explained within the investment restrictions.  Such explanations are not part of the fundamental  investment  restriction and may be modified without shareholder approval  to  reflect  changes  in the legal and  regulatory  requirements.  The language of the restrictions that are fundamental are shown in bold.

Each Fund is classified as  diversified as defined under the 1940 Act and a Fund may not change their classification from diversified to non-diversified  without shareholder approval.  Under the 1940 Act, diversified generally means that each
Fund may not,  with respect to 75% of its total  assets,  invest more than 5% of its total assets in securities of any one issuer (except  obligations  issued or guaranteed  by the  U.S.  Government,  its  agencies  or  instrumentalities  and securities  issued by  investment  companies),  or purchase more than 10% of the voting securities of any one issuer.

The Funds will not make  investments that will result in the  concentration  (as that term may be defined in the 1940 Act, any rule or order thereunder,  or U.S.
Securities  and Exchange  Commission  ("SEC") staff  interpretation  thereof) of their  investments  in the securities of issuers  primarily  engaged in the same industry.  The SEC  staff  currently  takes  the  position  that a  mutual  fund concentrates  its  investments  in a  particular  industry if 25% or more of its total assets are invested in issuers within the industry.  This restriction does not limit a Fund from investing in obligations  issued or guaranteed by the U.S.
government,  or its  agencies  or  instrumentalities.  In  applying  each Fund's fundamental  policy  concerning  industry  concentration,  it  is  a  matter  of non-fundamental  policy that investments in certain categories of companies will not be considered to be  investments  in a particular  industry.  In particular, technology  companies will be divided  according to their products and services, for  example,  hardware,  software,  information  services and  outsourcing,  or telecommunications  will each be a separate  industry.  Also,  for example:  (i)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified
finance  will  each  be  considered  a  separate  industry;   (ii)  asset-backed
securities will be classified  according to the underlying  assets securing such securities;  and (iii)  utility  companies  will be divided  according  to their services,  for example, gas, gas transmission,  electric and telephone will each be considered a separate industry.

The Funds will not: (1) borrow money or issue senior  securities,  except as the
1940 Act, any rule thereunder,  or SEC staff interpretation thereof, may permit.
The  following  sentence is intended to describe the current  regulatory  limits relating to senior  securities  and  borrowing  activities  that apply to mutual funds and the  information  in the sentence may be changed  without  shareholder approval to reflect legal or regulatory  changes.  A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings  exceed 5%, the Fund must have assets  totaling at least 300%
of the  borrowing  when the amount of the borrowing is added to the Fund's other assets.  The effect of this  provision  is to allow a Fund to borrow  from banks amounts up to one-third  (33 1/3%) of its total assets  (including  those assets represented by the  borrowing);  (2) underwrite the securities of other issuers, except  that a Fund  may  engage  in  transactions  involving  the  acquisition, disposition or resale of its portfolio securities,

under  circumstances  where it may be considered to be an underwriter  under the
Securities Act of 1933; (3) purchase or sell real estate,  unless  acquired as a result of ownership of  securities or other  instruments  and provided that this restriction  does not prevent any Fund from  investing in issuers  which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in  securities  that are secured by real estate or interests  therein;
(4)  purchase  or sell  physical  commodities,  unless  acquired  as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Funds from  engaging in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical  commodities;  (5) make loans,  provided that this restriction does not prevent the Funds from  purchasing  debt  obligations,  entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental Investment Restrictions

In addition to the fundamental  restrictions  described  above,  and the various general  investment  policies  described  in the  Prospectus,  the Funds will be subject to the following non-fundamental  investment restrictions,  which may be changed by the Board of Trustees without shareholder approval.

(1) each Fund is permitted to invest in other  investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  no Fund may  operate  as a fund of funds  which  invests primarily  in the shares of other  investment  companies as permitted by Section
12(d)(1)(F)  or (G)  of  the  1940  Act,  if its  own  shares  are  utilized  as investments  by  such a fund  of  funds.  Under  current  legal  and  regulatory requirements,  each  Fund  may  invest  up to 5% of  its  total  assets  in  the securities of any one  investment  company,  but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies; (2) each Fund may not invest more than 15% of its net assets in  securities  which they can not sell or dispose of in the ordinary course of business  within  seven days at  approximately  the value at which the
Fund has  valued  the  investment;  and (3) each  Fund will not  borrow  for the purpose of leveraging  its  investments.  In this regard,  no Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.

PORTFOLIO TRANSACTIONS

Decisions  to buy and sell  securities  for the  Funds  are made by each  Fund's sub-adviser.

The Funds, in purchasing and selling  portfolio  securities,  will seek the best available  combination  of execution  and overall price (which shall include the cost of the transaction)  consistent with the  circumstances  which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest,  and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong  and  technically  qualified  broker-dealers  who  will  provide  quality executions at competitive  rates.  Broker-dealers  meeting these  qualifications also will be selected for their  demonstrated  loyalty to the Funds, when acting on their behalf,  as well as for any research or other services  provided to the
Funds.   The  Funds  normally  will  not  pay  a  higher   commission   rate  to
broker-dealers  providing  benefits  or  services to them than they would pay to broker-dealers who do not provide such benefits or services.  However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the
Securities  Exchange  Act of 1934 when it appears that this would be in the best interests of the shareholders.

No  commitment  is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in placing such business.  Allocation is reviewed  regularly by both the
Board of Trustees of J&B Funds and by the Manager.

Since  the Funds do not  currently  market  their  shares  through  intermediary brokers or dealers,  it is not their practice to allocate brokerage or principal business  on the basis of sales of their  shares that may be made  through  such firms.  However,  they may place portfolio orders with qualified  broker-dealers who  recommend a Fund to other  clients,  or who act as agent in the purchase of
Fund shares for their clients.

Research services  furnished by broker-dealers may be useful to the Manager or a
Fund's sub-adviser in serving other clients,  as well as a Fund.  Conversely,  a
Fund may  benefit  from  research  services  obtained

by the Manager or a Fund's sub-adviser from the placement of portfolio brokerage of other clients.

When the Manager or a sub-adviser in its fiduciary duty believes it to be in the best  interests of its  shareholders,  a Fund may join with other clients of the
Manager or  sub-adviser  in  acquiring  or  disposing  of a  portfolio  holding.
Securities  acquired or proceeds obtained will be equitably  distributed between the Fund and other clients participating in the transaction.  In some instances, this  investment  procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

PERFORMANCE MEASURES

From time to time,  each of the Funds may advertise its  performance  in various ways, as summarized below.

Total Return. The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring  period.  These figures reflect changes in the price of the Fund's shares and assume that any income  dividends  and/or capital gains distributions  made by the Funds during the period were  reinvested in shares of the Fund.  Figures will be given for recent one-, five- and ten-year periods (if applicable),  and  may be  given  for  other  periods  as  well  (such  as  from commencement of a Fund's operations, or on a year-by-year basis).

The Funds' "average  annual total return" figures  described and shown below are computed  according  to a formula  prescribed  by the  Securities  and  Exchange
Commission. The formula can be expressed as follows:

P(1+T)n  =        ERV

Where:   P        =    a hypothetical initial payment of $1000
         T        =    average annual total return
         n        =    number of years
         ERV      =    Ending Redeemable Value of a hypothetical $1000 payment
made at the  beginning of the 1, 5, or 10 year (or other)  periods at the end of the 1, 5, or 10 year (or other) periods (or fractional portions thereof).

Performance  Comparisons.  In advertisements or in reports to shareholders,  the
Funds may compare their  performance  to that of other mutual funds with similar investment  objectives  and to  stock  or other  relevant  indices.  Performance information,  rankings,  ratings,  published  editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance
Magazine,  Business Week,  Morningstar Mutual Funds,  Investor's Business Daily,
Smart Money, Money Central Investors,  Institutional  Investor,  The Wall Street
Journal,  Mutual Fund Forecaster,  No- Load Investor,  Money,  Forbes,  Fortune,
Barron's  Financial  World,  U.S.  News & World Report,  USA Today,  Bloomberg's
Personal Finance,  Income & Safety,  The Mutual Fund Letter,  United Mutual Fund
Selector,  No-Load Fund Analyst,  No- Load Fund X, Louis  Rukeyser's Wall Street
newsletter,   Donoghue's  Money  Letter,  CDA  Investment  Technologies,   Inc.,
Wiesenberger Investment Companies Service,  Donoghue's Mutual Fund Almanac, Bank
Rate  Monitor and  Donoghue's  Money Fund  Report may also be used in  comparing performance of the Funds.  Performance  comparisons  should not be considered as representative of the future performance of the Funds.

HOW THE FUND'S SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of J&B Funds agrees to supply its best efforts as distributor of the J&B Funds' shares.  Jones & Babson, Inc. is located at
BMA Tower, 700 Karnes Blvd., Kansas City, MO  64108-3306.  The following persons who are affiliated with J&B Funds as Trustees or senior officers are also affiliated with Jones & Babson, Inc. as Directors or officers:  Stephen
S. Soden, P. Bradley Adams, Martin A. Cramer, Constance E. Martin and Guy
Cooke.

Jones & Babson,  Inc. does not receive any fee or other  compensation  under the distribution  agreement  which  continues in effect until October 31, 2002,  and which will continue  automatically  for  successive  annual  periods ending each
October 31, if continued at least annually by the Board of Trustees, including a majority of those  Trustees who are not parties to such  agreement or interested persons of any such party.  It  terminates  automatically  if assigned by either party or upon 60 days written notice by either party to the other.

Jones &  Babson,  Inc. also acts as sole  distributor  of the shares for UMB
Scout Stock Fund,  UMB Scout Stock Select Fund, UMB Scout  Technology  Fund, UMB
Scout Equity Index Fund, UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund,
Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc.,
UMB Scout WorldWide  Fund, UMB Scout  WorldWide  Select Fund, UMB Scout Balanced
Fund,  Inc.,  UMB Scout  Capital  Preservation  Fund,  Inc.,  UMB  Scout  Kansas
Tax-Exempt Bond Fund, Inc.,  Buffalo  Balanced Fund, Inc.,  Buffalo Equity Fund,
Inc.,  Buffalo High Yield Fund,  Inc.,  Buffalo USA Global Fund,  Inc.,  Buffalo
Small Cap Fund,  Inc.,  AFBA Five Star Fund,  Inc.,  Babson  Growth Fund,  Inc.,
Babson  Enterprise Fund,  Inc.,  Babson  Enterprise Fund II, Inc.,  Babson Value
Fund, Inc., Shadow Stock Fund, Inc.,  Babson-Stewart  Ivory  International Fund,
Inc.,  Babson Bond Trust,  Babson Money Market Fund,  Inc., and Babson  Tax-Free
Income Fund, Inc.

HOW SHARE PURCHASES ARE HANDLED

We cannot process transaction  requests that are not complete and in good order, as described in the  Prospectus.  If you use the services of any other broker to purchase or redeem  shares of the Funds,  that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase  of a certain  number of whole  shares is  specified,  at the net asset value per share next effective after the order is accepted by the Fund.

Each  investment  is confirmed by a  year-to-date  statement  that  provides the details  of the  immediate  transaction,  plus all  prior  transactions  in your account during the current year. This includes the dollar amount  invested,  the number of shares  purchased or redeemed,  the price per share, and the aggregate shares owned.  A transcript of all activity in your account  during the previous year will be furnished  each January.  By retaining  each annual summary and the last  year-to-date  statement,  you have a  complete  detailed  history  of your account that provides  necessary  tax  information.  A duplicate  copy of a past annual statement is available from Jones & Babson,  Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Each  statement and  transaction  confirmation  will request that you inform the
Fund in writing of any questions about the information presented.  If you do not notify the Fund in writing of any questions within the specified time period, it will indicate that you have approved the information.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate.  Jones & Babson, Inc. does not intend to issue new certificated shares for any accounts.

If an  order  to  purchase  shares  must be  canceled  due to  non-payment,  the purchaser will be responsible  for any loss incurred by the Funds arising out of such  cancellation.  To recover  any such loss,  the Funds  reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management,  such withdrawal or rejection is in the best interest of the Funds and its shareholders.  The Funds also reserve the right at any time to waive or increase the minimum  requirements  applicable to initial or subsequent investments  with  respect to any  person or class of  persons,  which  includes shareholders of the Funds' special investment programs.

The Funds  reserve the right to refuse to accept  orders for Fund shares  unless accompanied by payment,  except when a responsible  person has  indemnified  the
Fund against losses resulting from the failure of investors to make payment.  In the event that the Funds sustains a loss as the result of failure by a purchaser to make payment,  the Funds' underwriter,  Jones & Babson,  Inc., will cover the loss.

REDEMPTION OF SHARES

The Funds will transmit  redemption proceeds to the proper party, as instructed, as soon as  practicable  after a  redemption  request has been  received in good order  and  accepted,  but  in no  event  later  than  the  third  business  day thereafter.  Transmissions  are made by mail unless an expedited method has been authorized  and  specified  in the  redemption  request.  The Funds  will not be responsible for the  consequences of delays  including  delays in the banking or
Federal Reserve wire systems.  In the case of redemption requests made within 15 days of the

date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional  payment in federal funds has been collected for the purchase of shares being  redeemed or 15 days from the date of purchase, whichever occurs first.

Due to the  high  cost  of  maintaining  smaller  accounts,  the  Trustees  have authorized the Funds to close shareholder accounts where their value falls below the  current  minimum  initial  investment  requirement  at the time of  initial purchase as a result of redemptions and not as the result of market action,  and remains  below this level for 60 days  after  each such  shareholder  account is mailed a notice of:  (1) the  Fund's  intention  to close the  account,  (2) the minimum account size requirement,  and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum  investment amount and the minimum account size are the same, any redemption from an account containing only the minimum  investment  amount may result in redemption of that account.

We will not be responsible for the  consequences of delays,  including delays in the banking or Federal  Reserve wire systems.  We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of  redemption  may be  suspended,  or the date of  payment  postponed beyond the normal  three-day period by the Board of Trustees under the following conditions  authorized  by the 1940 Act: (1) for any period (a) during which the
New York Stock  Exchange  is closed,  other than  customary  weekend and holiday closing,  or (b)  during  which  trading  on the  New  York  Stock  Exchange  is restricted;  (2) for any period during which an emergency  exists as a result of which (a)  disposal  by the Funds of  securities  owned by it is not  reasonably practicable,  or (b) it is not reasonably practicable for the Funds to determine the  fair  value  of its  net  assets;  or (3) for  such  other  periods  as the
Securities and Exchange Commission may by order permit for the protection of the
Funds' shareholders.

J&B Funds has elected to be governed by Rule 18f-1 under the 1940 Act,  pursuant to which the  Funds are  obligated  to  redeem  shares  solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset  value  during any 90-day  period for any one  shareholder.  Should  redemptions  by any  shareholder  exceed such limitation,  a Fund may  redeem the excess in kind.  If shares are  redeemed  in kind,  the redeeming  shareholder  may incur  brokerage  costs in converting the assets to cash.  The method of valuing  securities  used to make  redemptions in kind will be the same as the method of valuing  portfolio  securities  described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

SIGNATURE GUARANTEES
Signature guarantees normally reduce the possibility of forgery and are required in connection  with certain  redemptions.  Signature  guarantees are required in connection  with all redemptions of $50,000 or more by mail, or changes in share registration,  except as hereinafter provided.  These requirements may be waived by the Fund in certain  instances where it appears  reasonable to do so and will not unduly  affect the  interest  of other  shareholders.  Signature(s)  must be guaranteed  by an "eligible  guarantor  institution"  as defined in Rule 17Ad-15 under the  Securities  Exchange  Act of 1934.  Eligible  guarantor  institutions include:  (1) national or state banks,  savings  associations,  savings and loan associations,  trust  companies,  savings banks,  industrial  loan companies and
credit  unions;  (2)  national  securities   exchanges,   registered  securities
associations and clearing agencies;  or (3) securities  broker/dealers which are members of a national  securities  exchange or  clearing  agency or which have a minimum net capital of $100,000. A notarized signature is not sufficient for the request  to be in proper  form.  Signature  guarantees  will be waived  for mail redemptions of $50,000 or less, but they will be required regardless of the size of the  redemption  if the checks  are to be  payable to someone  other than the registered  owner(s),  or are to be  mailed  to an  address  different  from the registered address of the shareholder(s). Signature guarantees are also required for a change in account registration or redemption instructions.
Signature   guarantees  must  appear  together  with  the  signature(s)  of  the registered  owner(s) on: (1) a separate  instrument of assignment,  which should specify the total  number of shares to be redeemed  (this  "stock  power" may be obtained  from the Fund or from most banks or stock  brokers);  or (2) all stock certificates tendered for redemption.

ADDITIONAL PURCHASE AND REDEMPTION POLICIES

We reserve the right to:

 Waive or  increase  the minimum  investment  requirements  with  respect to any person or class of persons,  which include  shareholders  of the Funds'  special investment programs.
 Cancel or change the  telephone  investment  service,  the  telephone  exchange service and the automatic  monthly  investment  plan without prior notice to you where in the best interest of the Funds and their investors.
 Cancel or change the telephone redemption service at any time without notice.
 Begin  charging a fee for the  telephone  investment  service or the  automatic monthly  investment  plan and to cancel or change  these  services  upon 15 days written notice to you.
 Begin  charging a fee for the systematic  redemption  plan upon 30 days written notice to you.
 Waive signature  guarantee  requirements in certain  instances where it appears reasonable  to do  so  and  will  not  unduly  affect  the  interests  of  other shareholders.  We may waive the signature guarantee requirement if you authorize the  telephone  redemption  methods  at the same  time you  submit  the  initial application to purchase shares.
 Require  signature  guarantees if there appears to be a pattern of  redemptions designed  to avoid the  signature  guarantee  requirement,  or if we have  other reason to believe that this  requirement  would be in the best  interests of the
Funds and their shareholders.

The Funds do not allow  market  timers.  The Funds may refuse to sell  shares to market timers. You will be considered a market timer if you have (i) requested a redemption of Fund shares within two weeks of an earlier purchase request,  (ii)
make investments of large amounts of $1 million or more followed by a redemption request in close  proximity to the purchase or (iii)  otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

HOLIDAYS

The net asset value per share of each Fund's  portfolio is computed  once daily, as described in the  prospectus,  Monday  through  Friday,  at the specific time during the day that the Board of Trustees sets at least annually, except on days on  which  changes  in the  value  of a  Fund's  portfolio  securities  will not materially  affect the net asset  value,  or days  during  which no  security is tendered  for  redemption  and no order to  purchase  or sell such  security  is received by the Fund, or the following holidays:

New Year's Day                  January 1
Martin Luther King, Jr.             Third Monday in
        Day                     January
Presidents' Holiday                 Third Monday in February
Good Friday                     Friday before Easter
Memorial Day                    Last Monday in May
Independence Day           July 4
Labor Day                       First Monday in September
Thanksgiving Day           Fourth Thursday in November
Christmas Day                   December 25

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions of net investment income. In general,  the Funds receive income in the form of  dividends  or  interest on their  investments.  This  income,  less expenses  incurred  in  the  operation  of a  Fund,  constitutes  a  Fund's  net
investment   income  from  which  dividends  may  be  paid  to  investors.   Any
distributions  by a Fund  from such  income  will be  taxable  to  investors  as ordinary  income,  whether  the  investors  take  them in cash or in  additional shares.

Distributions  of capital gains. In general,  the Funds may derive capital gains and losses in connection  with sales or other  dispositions  of their  portfolio securities.  Distributions from net short-term capital gains will be distributed and taxed as ordinary  income.  Distributions  from net long-term  capital gains will be taxable  as  long-term  capital  gain,  regardless  of how long the Fund shares have been held.  Any net capital gains  realized by a Fund generally will be  distributed  once each year,  and may be  distributed  more  frequently,  if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions.  Some portion of gains or losses realized from the sale of foreign debt  securities  may be due to differences in the  exchange  rates  between  the U.S.  dollar and  foreign  currencies.  These
"foreign  exchange"  gains  or  losses  can  affect  the  International   Fund's
distributions.  Most  foreign  exchange  gains  realized  on the  sale  of  debt securities  by the  International  Fund are  treated as  ordinary  income by the
International  Fund.   Similarly,   foreign  exchange  losses  realized  by  the
International  Fund on the sale of debt  securities  are  generally  treated  as ordinary losses by the International  Fund. These gains when distributed will be taxable as ordinary  dividends,  and any losses  will  reduce the  International
Fund's  ordinary income  otherwise  available for  distribution.  This treatment could increase or reduce the International Fund's ordinary income distributions, and may cause some or all of the  International  Fund's  previously  distributed income to be classified as a return of capital.

The  International  Fund may be subject to foreign  withholding  taxes on income from certain of its foreign  securities.  This, in turn,  could reduce  ordinary income distributions to the shareholders.

Information on the tax character of distributions.  The Funds will inform you of the amount of your ordinary income dividends and capital gains  distributions at the time they are paid,  and will  advise you of their tax  status  for  federal income tax purposes  shortly after the close of each calendar  year. If you have not held Fund shares for a full year, a Fund may  designate  and  distribute  to you, as ordinary  income or capital  gain,  a  percentage  of income that is not equal to the  actual  amount of such  income  earned  during  the period of your investment in the Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated  investment company under Subchapter M of the Internal
Revenue  Code and  intends to so qualify  during the  current  fiscal  year.  As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees  reserves the right not to maintain  the  qualification  of a Fund as a  regulated  investment company if it determines such course of action to be beneficial to shareholders.
In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise  tax  distribution  requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  amounts in December (or in January that are treated by you as received in
December)  to avoid these  excise  taxes,  but can give no  assurances  that its distributions will be sufficient to eliminate all taxes.

Redemption  of Fund  shares.  Redemptions  (including  redemptions  in-kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different J&B Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any  gain or loss  that you  realize  will be  capital  gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption  of Fund  shares  held for more than five  years may be  subject to a reduced rate of tax. Any loss  incurred on the  redemption or exchange of shares held for six months or less will be treated as a long-term  capital  loss to the extent of any long-term  capital gains  distributed  to you by the Fund on those shares.  All or a portion of any loss that you realize  upon the  redemption  of your fund shares will be  disallowed  to the extent that you buy other shares in such fund (through reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares you buy.

Dividends-received   deduction  for   corporations.   If  you  are  a  corporate
shareholder,  you should note that only a small percentage of the dividends paid
by  the  Funds  for  this   fiscal   year  are   expected  to  qualify  for  the
dividends-received  deduction.  In some  circumstances,  you may be  allowed  to deduct  these  qualified  dividends,  thereby  reducing  the tax that you  would otherwise  be  required  to  pay  on  these  dividends.  The  dividends-received deduction  will be available  only with respect to dividends  designated by such
Fund as eligible  for such  treatment.  All  dividends  (including  the deducted
portion)  must  be  included  in  your   alternative   minimum   taxable  income
calculation.

MANAGEMENT AND
INVESTMENT ADVISER

Jones & Babson, Inc. serves as investment manager of each Fund pursuant to a
Management Agreement with the Trust.  Jones & Babson, Inc. also employs at its own expense the following sub-advisers to manage the Funds' assets on a day-to-day basis:

J&B Small-Cap  International  Fund.  Denver Investment  Advisors,  LLC, ("DIA"),
Seventeenth  Street Plaza, 1225 17th Street,  Denver,  Colorado,  80202. DIA was
founded in 1958 and as of June 30,  2000 has  nearly  eight  billion  dollars in total assets under management.

J&B Small-Cap  Aggressive Growth Fund.  Knappenberger  Bayer ("KB"), 601 Carlson
Parkway, Suite 950, Minnetonka,  Minnesota, 55305. KB was founded in 1998 and as of June 30, 2000 has over $100 million in total assets under management.

J&B  Mid-Cap  Aggressive  Growth  Fund.  McKinley  Capital   Management,   Inc.,
("McKinley"),  3301 C Street, Anchorage,  Alaska, 99503. McKinley was founded in
1990 and as of June 30, 2000 has nearly  five  billion  dollars in total  assets under management.

Jones & Babson,  Inc. pays DIA a fee of 77.5/100 of one percent (0.775%) for the first $250  million and 70/100 of one  percent  (0.70%) for amounts in excess of
$250 million  with respect to the J&B  Small-Cap  International  Fund's  average daily total net assets.

Jones & Babson,  Inc.  pays KB a fee of 65/100 of one  percent  (0.65%)  for the first $150  million and 60/100 of one  percent  (0.60%) for amounts in excess of
$150 million with respect to the J&B Small-Cap  Aggressive Growth Fund's average daily total net assets.

Jones & Babson,  Inc. pays  McKinley a fee of 50/100 of one percent  (0.50%) for the first $5 million,  47/100 of one percent (0.47%) for the next 20 million and
45/100 of one percent (0.450%) for amounts in excess of $25 million with respect to the J&B Mid-Cap Aggressive Growth Fund's average daily total net assets.

Controlling Persons.  Certain officers and trustees of J&B Funds are also officers, directors or trustees or both of  Jones & Babson, Inc., or other funds affiliated with Jones & Babson, Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance
Company of America which is considered to be a controlling person under the
Investment Company Act of 1940.  Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance
Company of America.  Mediobanca is a 5% owner of Generali.

OFFICERS AND TRUSTEES

The officers of the Trust manage the Trust's day-to-day operations.  The Trust's officers and its manager are subject to the supervision and control of the Board of Trustees.  The Trustees have approved contracts under which certain companies provide essential  management  services to the Funds. The Funds pay the fees for the  Trustees who are not  "interested  persons" (as defined in the 1940 Act) of the Trust or its manager.

The following table lists the officers and Trustees of the Trust and their ages.
Unless  noted  otherwise,  the address of each officer and Trustee is BMA Tower,
700 Karnes Blvd., Kansas City, Missouri  64108-3306.  Except as indicated,  each has been an employee of Jones & Babson, Inc. for more than five years.

*      Stephen S. Soden (55), President and Trustee.  President and Director (or
Trustee) of Jones & Babson, Inc. and of each of the nine Babson Funds, ten
UMB Scout Funds, five Buffalo Funds and the Investors Mark Series Fund, Inc.
Mr. Soden became President and Director (or Trustee) of Jones & Babson and
the funds described above in 2000 and was previously Senior Vice President at
BMA, the parent of Jones & Babson, Inc.

Eric T. Jager (57), Trustee.  Executive Vice President, Bartlett & Company,
4800 Main Street, Suite 600, Kansas City, Missouri, 64112.  Director (or
Trustee) of each of the ten UMB Scout Funds.

John A. MacDonald (51), Trustee.  President, Chinquapin Trust Co., PO Box
419580 M.D. 323, Kansas City, Missouri, 64141.  Previously Director of
Private Investments of Hallmark Cards, Inc.

Steve W. Panknin (49), Trustee.  Executive Vice President, Country Club Bank,
414 Nichols Road, Kansas City, Missouri, 64112.

James R. Seward (48), Trustee. Financial Consultant, Seward & Company, LLC, 3520
West 75th Street, Suite 104, Prarie Village, Kansas 66208; Director (or Trustee)
of the Investors Mark Series Fund, Inc.

P. Bradley Adams (40), Trustee.  Vice President and Treasurer, Jones &
Babson, Inc., and each of the nine Babson Funds, ten UMB Scout Funds and five
Buffalo Funds; Vice President and Chief Financial Officer, AFBA 5 Star Fund,
Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

Robert N. Sawyer (54), Trustee.  Senior Vice President and Chief Investment
Officer, Business Men's Assurance Corporation of America; Chairman and
Director, Investors Mark Series Fund, Inc.

Martin A. Cramer (50), Vice President and Secretary.  Vice President and
Secretary, Jones & Babson, Inc., and of each of the nine Babson Funds, ten
UMB Scout Funds and five Buffalo Funds; Secretary and Assistant Vice
President, AFBA 5 Star Fund, Inc.; Secretary, Investors Mark Series Fund,
Inc.

Constance E. Martin (39), Vice President.  Jones & Babson, Inc.; Vice
President, of each of the nine Babson Funds, ten UMB Scout Funds, five
Buffalo Funds and AFBA 5 Star Fund, Inc.

Guy Cooke (39), Vice President.  Chief Compliance Officer, Jones & Babson,
Inc.; Vice President of each of the nine Babson Funds, AFBA 5 Star Fund, Inc.
and five Buffalo Funds.  He joined Jones & Babson in 1998.

COMPENSATION TABLE

Name of         Aggregate       Pension or      Estimated       Total
Director        Compensation    Retirement      Annual          Compensation
                From the        Benefits        Benefits        From All J&B
                Funds           Accrued as      Upon            Funds Paid to
                                Part of         Retirement      Trustees
                                  Fund Expenses

Stephen S.
Soden*          NA              NA              NA              NA
P. Bradley
Adams*          NA              NA              NA              NA
Robert N.
Sawyer*         NA              NA              NA              NA
Eric T. Jager   $0              NA              NA              $0
John A.
MacDonald       $0              NA              NA              $0
Steve W.
Panknin         $0              NA              NA              $0
James R.
Seward          $0              NA              NA              $0

*        As "interested" Trustees, Messrs. Soden, Adams and Sawyer receive no compensation for their services as Trustees.

GENERAL INFORMATION AND HISTORY

J&B Funds (the "Trust") which consists of three separate series - J&B Small- Cap
International Fund series,  J&B Small-Cap  Aggressive Growth Fund series and J&B
Mid-Cap  Aggressive Growth Fund series - was organized as a business trust under the  Delaware  Business  Trust Act on August 4,  2000.  Each  series  represents interests  in a separate  portfolio  of  investments  and is subject to separate liabilities.  Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees.  The beneficial interest of each series is divided into an unlimited  number of shares,  with no par value.  Each share has equal  dividend,  voting,  liquidation and redemption rights. There are no conversion or preemptive rights.  Shares, when issued, will be fully paid and  nonassessable.  Fractional  shares have  proportional  voting rights.  Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued.  The Trust does not  intend  to hold  regular  annual  shareholder  meetings.  Upon the  Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series,  would not be entitled to share in the distribution of assets belonging to any other series.

If they  deem it  advisable  and in the  best  interests  of  shareholders,  the
Trustees may create  additional series of shares and may create multiple classes of shares of each  series,  which may differ from each other as to expenses  and dividends.

Code of Ethics. Each Fund, its investment  adviser,  sub-adviser (if applicable)
and  principal  underwriter  have each adopted a code of ethics,  as required by federal  securities laws. Under each code of ethics,  persons who are designated as access  persons may engage in  personal  securities  transactions,  including transactions  involving  securities  that may be  purchased or sold by any Fund, subject to certain  general  restrictions  and  procedures.  Each code of ethics contains  provisions  designed to substantially  comply with the recommendations contained  in the  Investment  Company  Institute's  1994 Report of the Advisory
Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.

Control Persons and Principal  Holders of Shares.  As of October 30, 2000, which was prior to the public offering of the Funds' shares,  Jones & Babson, Inc. was the holder of 100% of each Fund's shares and there were no other control persons or principal holders of shares of the Funds.  Control persons are persons deemed to control a Fund because they own  beneficially  25% of the outstanding  equity securities.  Principal holders are persons that own beneficially 5% or more of a
Fund's outstanding equity securities.

CUSTODIAN

The J&B Small-Cap Aggressive Growth Fund's and the J&B Mid-Cap Aggressive Growth
Fund's assets are held for  safekeeping by an independent  custodian,  UMB Bank,
n.a.,  Kansas City,  Missouri  ("UMB"),  and foreign  subcustodians as discussed below. This means UMB, rather than a Fund, has possession of the Fund's cash and securities.  UMB is not  responsible  for any Fund's  investment  management  or administration.  But, as directed by the Trust's  officers,  it delivers cash to those who have sold securities to a Fund in return for such  securities,  and to those who have purchased  portfolio  securities  from the Fund, it delivers such securities in return for their cash  purchase  price.  It also  collects  income directly from issuers of  securities  owned by a Fund and holds this for payment to  shareholders  after  deduction  of the Fund's  expenses.  The  custodian  is compensated for its services by the Manager.

The J&B Small-Cap  International  Fund's assets are held for  safekeeping  by an
independent   custodian,   State  Street  Bank  and  Trust  Company  of  Boston,
Massachusetts  and foreign  subcustodians as discussed  below.  This means State
Street Bank and Trust  Company,  rather  than the Fund,  has  possession  of the
Fund's  cash  and  securities.  State  Street  Bank  and  Trust  Company  is not
responsible  for the Fund's  investment  management or  administration.  But, as directed  by the  Fund's  officers,  it  delivers  cash to those  who have  sold securities  to the Fund in  return  for such  securities,  and to those who have purchased  portfolio  securities  from the Fund, it delivers such  securities in return for their cash  purchase  price.  It also collects  income  directly from issuers  of  securities  owned  by the  Fund  and  holds  this  for  payment  to
shareholders   after  deduction  of  the  Fund's  expenses.   The  custodian  is
compensated for its services by the Fund.

Pursuant to rules  adopted under the 1940 Act, the Fund may maintain its foreign securities  and cash in the  custody  of  certain  eligible  foreign  banks  and securities  depositories.  Selection of these foreign custodial  institutions is made by the  custodian,  subject  to the  supervision  of the Board of  Trustees following a consideration of a number of factors, including (but not limited to)
the eligibility and financial  stability of the institution;  the ability of the institution to perform capably  custodial  services for the fund; the reputation of the institution in its national market;  the political and economic stability of the  country  in which the  institution  is  located;  and  further  risks of potential nationalization or expropriation of Fund assets.

TRANSFER AGENT

Jones & Babson, Inc. also serves as transfer agent to the Funds.

INDEPENDENT AUDITORS

The Trust's  financial  statements are audited annually by independent  auditors approved by the Trustees each year,  and in years in which an annual  meeting is held the  Trustees may submit their  selection  of  independent  auditors to the shareholders for  ratification.  Ernst & Young LLP, One Kansas City Place,  1200
Main Street,  Suite

2000,  Kansas City,  Missouri  64105,  serves as the Trust's present independent auditor.

OTHER JONES & BABSON FUNDS

Jones & Babson, Inc. also sponsors and manages the Buffalo Group of Mutual
Funds.  They are: Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., and Buffalo
Small Cap Fund, Inc.

Jones and Babson, Inc. also sponsors and manages, in association with its investment counsel, David L. Babson & Co. Inc., nine no-load funds comprising the Babson Mutual Fund Group.  They are: Babson Growth Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund,
Inc.  Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc.,
Babson Bond Trust, Babson Money Market Fund, Inc. and Babson Tax-Free Income
Fund, Inc.

A prospectus for any of the Funds may be obtained from Jones & Babson, Inc.,
BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. also provides services to nine mutual funds that specifically seek to provide services to customers of affiliate banks of UMB
Financial Corporation.  They are: UMB Scout Stock Fund, UMB Scout Stock
Select Fund, UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc.,
UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc.,
UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Balanced
Fund, Inc., UMB Scout Capital Preservation Fund, Inc. and UMB Scout Kansas
Tax-Exempt Bond Fund, Inc.

In addition, Jones & Babson, Inc., also provides services to the AFBA 5 Star
Fund, Inc.

DESCRIPTION OF COMMERCIAL
PAPER RATINGS

Moody's - Moody's  commercial  paper  rating is an opinion of the  ability of an issuer  to repay  punctually  promissory  obligations  not  having  an  original maturity in excess of nine  months.  Moody's has one rating - prime.  Every such prime rating  means  Moody's  believes  that the  commercial  paper note will be redeemed  as agreed.  Within  this  single  rating  category  are the  following classifications:

Prime - 1         Highest Quality
Prime - 2         Higher Quality
Prime - 3         High Quality

The  criteria  used by Moody's for rating a  commercial  paper issuer under this graded system include, but are not limited to the following factors:

(1)      evaluation of the management of the issuer;

(2)      economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)      evaluation of the issuer's products in relation to competition and customer acceptance;

(4)      liquidity;

(5)      amount and quality of long-term debt;

(6)      trend of earnings over a period of ten years;

(7)      financial strength of a parent company and relationships which exist with the issuer; and

(8)  recognition by the  management of  obligations  which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.

S&P - Standard & Poor's  commercial paper rating is a current  assessment of the likelihood  of timely  repayment of debt having an original  maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest  quality  obligations to "D" for the lowest.  The four categories are as follows:

"A" Issues  assigned  this  highest  rating are  regarded as having the greatest capacity for timely  payment.  Issues in this category are further  refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" This  designation  indicates  that the degree of safety  regarding  timely payment is very strong.

"A-2"  Capacity for timely  payment on issues with this  designation  is strong.
However, the relative degree of safety is not as overwhelming.

"A-3" Issues carrying this designation  have a satisfactory  capacity for timely payment.  They are, however,  somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" Issues rated "B" are regarded as having only an adequate capacity for timely payment.  Furthermore,  such  capacity may be damaged by changing  conditions or short-term adversities.

"C" This rating is  assigned  to  short-term  debt  obligations  with a doubtful capacity for payment.

"D" This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Trustees
J&B Funds

We  have  audited  the  accompanying  statements  of net  assets  of  J&B  Funds
(comprised of J&B Small-Cap  International Fund, J&B Small-Cap Aggressive Growth
Fund and J&B Mid-Cap  Aggressive  Growth  Fund) (the  Trust) as of November  10,
2000.  These  statements  of net assets are the  responsibility  of the  Trust's management.  Our  responsibility is to express an opinion on these statements of net assets based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain  reasonable  assurance  about whether the statements of net assets are free of material  misstatement.  An audit includes  examining,  on a test basis, evidence supporting the amounts and disclosures in the statements of net assets.
Our  procedures  included  confirmation  of cash as of  November  10,  2000,  by correspondence  with  the  custodian.  An  audit  also  includes  assessing  the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the statements of net assets referred to above presents fairly, in all material respects, the financial position of each of the respective funds comprising  the Trust at  November  10,  2000,  in  conformity  with  accounting principles generally accepted in the United States.

Ernst & Young LLP

Kansas City, Missouri
November 13, 2000

FINANCIAL STATEMENTS

J&B Funds
Statements of Net Assets
November 10, 2000

                                J&B             J&B             J&B
                                Small-Cap       Small-Cap       Mid-Cap
                                International   Agressive       Aggressive
                                Fund            Growth          Growth
                                                Fund            Fund

Cash                            $40,000         $40,000         $20,000

Net assets applicable
to outstanding
shares                          $40,000         $40,000         $20,000

Capital shares,
$1.00 par value

Shares of beneficial
interest authorized             Unlimited       Unlimited       Unlimited

Shares of beneficial
interest outstanding            4,000           4,000           2,000

Net asset value per share       $10.00          $10.00          $10.00

See accompanying note.

J&B Funds
Note to Statements of Net Assets
November 10, 2000

Note - Significant Accounting Policies

Organization

J&B Funds (the Trust) was  organized as a Delaware  business  trust on August 4,
2000 and is registered under the Investment Company Act of 1940, as amended,  as a diversified,  open-end  management  investment company. An unlimited number of shares of beneficial  interest in the Trust on August 4, 2000 were issued to the
J&B Small-Cap  International Fund, J&B Small-Cap  Aggressive Growth Fund and J&B
Mid-Cap  Aggressive  Growth  Fund.  Jones & Babson,  Inc.  serves as the Trust's manager and distributor (the Manager). The costs of organization will be paid by the Manager.

MANAGEMENT FEES
The Manager will charge the J&B  Small-Cap  International  Fund,  J&B  Small-Cap
Aggressive Growth Fund and J&B Mid-Cap  Aggressive Growth Fund a fee based on an annual rate of 1.55%,  1.35% and 1.20%,  respectively,  of each  fund's  average daily  net  assets  from  which  the  Manager  will  pay the  respective  fund's subadvisers,  Denver Investment Advisors,  LLC, Knappenberger Bayer and McKinley
Capital Management, Inc., fees as described in the table below:

                                              Subadvisory Fee Paid

Fund                    Rate                    Net Assets Level

J&B Small-Cap
International Fund      0.775%                  $0 to $250 Million
                        0.70%                   Over $250 million

J&B Small-Cap
Aggressive Growth Fund  0.65%                   $0 to $150 million
                        0.60%                   Over $150 million

J&B Mid-Cap
Aggressive Growth Fund  0.50%                   $0 to $5 million
                        0.47%                   $5 to $25 million
                        0.45%                   Over $25 million

J&B Funds

Note to Statements of Net Assets (continued)

Note - Significant Accounting Policies (continued)

The  Manager has agreed to waive fees and  reimburse  expenses in order to limit operating expenses of J&B Small-Cap International Fund, J&B Small-Cap Aggressive
Growth Fund and J&B Mid-Cap  Aggressive  Growth Fund to 1.60%,  1.40% and 1.25%,
respectively, of the average daily net assets of each fund. The funds comprising the Trust will pay for all other services and expenses not specifically  assumed by the Manager such as registration  fees,  foreign  custody fees,  printing and distribution of regulatory reports, and the fees of outside legal and accounting firms.  Certain officers and trustees of the Trust are also officers or trustees of the Manager.

FEDERAL AND STATE TAXES

The Trust  intends to  qualify as a  "regulated  investment  company"  under the
Internal Revenue Code and intends to distribute each year  substantially  all of its net investment income and realized capital gains to its shareholders.

                                    J&B FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS.

      (a)(1)   Agreement and Declaration of Trust dated August 4, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.1 of
               Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on
               August 11, 2000 (File No. 811-10039).

      (a)(2)   Certificate of Trust as filed with the State of Delaware on
               August 4, 2000 is incorporated herein by reference to Exhibit
               No. EX-99.a.2 of the Registrant's Registration Statement on Form
               N-1A as filed with the SEC via EDGAR on August 11, 2000 (File
               No. 811-10039).

      (a)(3)   Officer's Certificate designating the three initial series of the Registrant dated November 28, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.3 of the Registrant's
               Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (b)      By-Laws are incorporated herein by reference to Exhibit No.
               EX-99.b of the Registrant's Pre-Effective Amendment #1 on Form
               N-1A as filed with the SEC via EDGAR on November 29, 2000 (File
               No. 811-10039).

      (c)      Instruments Defining Rights of Security Holders.

               See Article III, "Shares" and Article V "Shareholders' Voting
               Powers and Meetings" of the Registrant's Agreement and
               Declaration of Trust.

               See also, Article II, "Meetings of Shareholders" of the
               Registrant's By-Laws.

      (d)(1)   Form of Management Agreement between the Registrant and Jones &
               Babson, Inc. is incorporated herein by reference to Exhibit No.
               EX-99.d.1 of the Registrant's Pre-Effective Amendment #1 on Form
               N-1A as filed with the SEC via EDGAR on November 29, 2000 (File
               No. 811-10039).

      (d)(2)   Sub-Advisory Agreement between the Registrant, on behalf of J&B
               Small-Cap International Fund, and Denver Investment Advisors LLC
               dated December 11, 2000 is filed herewith as Exhibit No.
               EX-99.d.2.

      (d)(3)   Sub-Advisory Agreement between the Registrant, on behalf of J&B
               Small-Cap International Fund, and KB Growth Advisors, LLC dated
               December 11, 2000 is filed herewith as Exhibit No. EX-99.d.3.

      (d)(4)   Sub-Advisory Agreement between the Registrant, on behalf of J&B
               Small-Cap International Fund, and McKinley Capital Management,
               Inc. dated December 11, 2000 is filed herewith as Exhibit No.
               EX-99.d.4.

      (e)      Form of Underwriting Agreement between the Registrant and Jones
               & Babson, Inc. is filed herewith as Exhibit No. EX-99.e.

      (f)      Bonus or Profit Sharing Contracts.

               Not Applicable.

      (g)(1)   Custodian Agreement between the Registrant and UMB Bank, N.A.
               dated October 30, 1995 is filed herewith as Exhibit No.
               EX-99.g.1.

      (g)(2)   Form of Custodian Agreement between the Registrant and State
               Street Bank and Trust Company is filed herewith as Exhibit No.
               EX-99.g.2.

      (h)      Transfer Agency Agreement between the Registrant and Jones &
               Babson, Inc. dated as of December 15, 2000 is filed herewith as
               Exhibit No. EX-99.h.

      (i)      Opinion and Consent of Counsel dated November 28, 2000
               incorporated herein by reference to Exhibit No. EX-99.i of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (j)(1)   Consent of Auditors dated December 14, 2000 is filed herewith as
               Exhibit No. EX-99.j.1.

      (j)(2)   Power of Attorney is incorporated herein by reference to Exhibit
               No. EX-99.j.2 of the Registrant's Pre-Effective Amendment #1 on
               Form N-1A as filed with the SEC via EDGAR on November 29, 2000
               (File No. 811-10039).

      (k)      Omitted Financial Statements.

               Not Applicable.

      (l)      Initial Capital Agreements.

               Not Applicable.

      (m)      Rule 12b-1 Plan.

               Not Applicable.

      (n)      Rule 18f-3 Plan.

               Not Applicable.

      (p)(1)   Code of Ethics of the Registrant, its Manager and Underwriter is
               incorporated herein by reference to Exhibit No. EX-99.p.1 of the
               Registrant's Pre-Effective Amendment #1

               on Form N-1A as filed
               with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (p)(2)   Code of Ethics of Denver Investment Advisors, Inc. is
               incorporated herein by reference to Exhibit No. EX-99.p.2 of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (p)(3)   Code of Ethics of McKinley Capital Management, Inc. is
               incorporated herein by reference to Exhibit No. EX-99.p.3 of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (p)(4)   Code of Ethics of Knappenberger Bayer, Inc. is incorporated herein by reference to Exhibit No. EX-99.p.4 of the Registrant's
               Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      None.

ITEM 25.    INDEMNIFICATION.

      Article VII, Section 2(a) of the Agreement and Declaration of Trust
provides that to the fullest extent that limitations on the liability of
Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.
The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such
Person's office.

      Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

      The principal business of Jones & Babson, Inc. is the management of the
J&B Funds and Babson Funds families of mutual funds.  It also provides fund accounting, fund administration and fund transfer agency services for non-affiliated mutual funds, and has expertise in the tax and pension plan field.  It supervises

a number of prototype and profit-sharing plan programs
sponsored by various organizations eligible to be prototype plan sponsors.  The principal business of each sub-adviser is to provide investment counsel and advice to a wide variety of clients.

ITEM 27.    PRINCIPAL UNDERWRITER.

      (a)   Jones & Babson, Inc., the principal underwriter of the Registrant, also acts as principal underwriter for the following:

            UMB Scout Stock Fund, Inc.
                  -UMB Scout Stock Fund
                  -UMB Scout Stock Select Fund
            UMB Scout WorldWide Fund, Inc.
                  -UMB Scout WorldWide Fund
                  -UMB Scout WorldWide Select Fund
            UMB Scout Regional Fund, Inc.
            UMB Scout Balanced Fund, Inc.
            UMB Scout Bond Fund, Inc.
            UMB Scout Capital Preservation Fund, Inc.
            UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
            UMB Scout Money Market Fund, Inc.
            UMB Scout Tax-Free Money Market Fund, Inc.
            UMB Scout Funds
                  -UMB Scout Technology Fund
                  -UMB Scout Equity Index Fund
            David L. Babson Growth Fund, Inc.
            Babson Enterprise Fund, Inc.
            Babson Enterprise Fund II, Inc.
            D.L. Babson Money Market Fund, Inc.
                  -Prime Portfolio
                  -Federal Portfolio
            D.L. Babson Tax-Free Income Fund, Inc.
                  -Portfolio S
                  -Portfolio L
                  -Portfolio MM
            D.L. Babson Bond Trust
                  -Portfolio L
                  -Portfolio S
            Babson Value Fund, Inc.
            Shadow Stock Fund, Inc.
            Babson-Stewart Ivory International Fund, Inc.
            AFBA 5 Star Fund, Inc.
            Buffalo Balanced Fund, Inc.
            Buffalo Equity Fund, Inc.
            Buffalo High Yield Fund, Inc.
            Buffalo Small Cap Fund, Inc.
            Buffalo USA Global Fund, Inc.
            Investors Mark Series Fund, Inc.

      (b)   Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to Item 20 of Part B:

    Name and Principal          Position & Offices        Positions & Offices
     Business Address            with Underwriter           with Registrant
     ----------------            ----------------           ---------------
     Stephen S. Soden              Chairman and          Chairman and Trustee
     700 Karnes Blvd.                Director
     Kansas City, MO
     64108-3306
     Giorgio Balzer                  Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Robert T. Rakich                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Edward S. Ritter                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Robert N. Sawyer                Director                   Trustee
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Vernon W. Voorhees              Director                    None
     700 Kansas City, MO
     64108-3306
     P. Bradley Adams           Vice President and        Vice President and
     700 Karnes Blvd.               Treasurer                  Treasurer
     Kansas City, MO
     64108-3306
     Martin A. Cramer           Vice President and        Vice President and
     700 Karnes Blvd.               Secretary                  Secretary
     Kansas City, MO
     64108-3306
      (c)   The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

      Each account, book or other document required to be maintained by Section
31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR
270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of
Jones & Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri
64108-3306.

ITEM 29.    MANAGEMENT SERVICES.

      There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.    UNDERTAKINGS.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the
Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended
(the "1933 Act") and the Investment Company Act of 1940, as amended, the
Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the
State of Missouri on the 15th day of December, 2000.

                                          J&B Funds

                                          /s/ Stephen S. Soden
                                          ------------------------------
                                          Stephen S. Soden
                                          Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                     Title                         Date

/s/ Stephen S. Soden    Chairman and Trustee            December 15, 2000
Stephen S. Soden

/s/ P. Bradley Adams Trustee, Treasurer and Principal   December 15, 2000
P. Bradley Adams      Financial & Accounting Officer

/s/ Eric T. Jager             Trustee                   December 15, 2000
Eric T. Jager*

/s/ John A. MacDonald         Trustee                   December 15, 2000
John A. MacDonald*

/s/ Steve W. Panknin          Trustee                   December 15, 2000
Steve W. Panknin*

/s/ James R. Seward           Trustee                   December 15, 2000
James R. Seward*

/s/ Robert N. Sawyer          Trustee                   December 15, 2000
Robert N. Sawyer*

      * By  /s/ Stephen S. Soden
            --------------------
               Stephen S. Soden
               Pursuant to Power of Attorney previously filed.

                                  EXHIBIT INDEX

                      EXHIBITS                       EXHIBIT NO.

           Investment Sub-Advisory
           Agreement between Registrant,
           on behalf of the J&B Small-Cap
           International Fund, and Denver
           Investment Advisors LLC                     EX-99.d.2

           Investment Sub-Advisory
           Agreement between Registrant,
           on behalf of the J&B Small-Cap
           International Fund, and KB
           Growth Advisors, LLC                        EX-99.d.3

           Investment Sub-Advisory
           Agreement between Registrant,
           on behalf of the J&B Small-Cap
           International Fund, and
           McKinley Capital Management,
           Inc.                                        EX-99.d.4

           Form of Underwriting Agreement
           between Registrant and Jones &
           Babson, Inc.                                EX-99.e

           Custody Agreement between the
           Registrant and UMB Bank, N.A.               EX-99.g.1

           Form of Custody Agreement
           between the Registrant and
           State Street Bank and Trust
           Company                                     EX-99.g.2

           Transfer Agency Agreement
           between the Registrant and
           Jones & Babson, Inc.                        EX-99.h

           Consent of Auditors                         EX-99.j.1